Cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations	The following table shows the adjustments to reconcile net loss to net cash generated from operations:

€ in thousand	Note	Year ended December 31,
		2022	2021	2020
LOSS FOR THE YEAR		(143,279)	(73,425)	(64,393)
Adjustments for :
Depreciation and amortization	5.12/5.13/5.14	21,036	14,281	9,799
Write-off/impairment fixed assets/intangibles	5.12/5.13/5.14	23,249	—	140
Share-based compensation expense	5.23	(8,656)	14,509	6,328
Income tax expense/(income)	5.10	(1,536)	3,446	(909)
Dividends received from associated companies	5.16	—	—	—
(Profit)/loss from disposal of property, plant, equipment and intangible assets	5.8	38	46	10
Share of (profit)/loss from associates	5.16	(9)	5	133
Fair value losses on derivative financial instruments		—	—	—
Provision for employer contribution costs on share-based compensation plans	5.30.1	(22,933)	19,079	7,351
Other non-cash (income)/expense		14,088	(11,604)	4,470
Interest income	5.9	(260)	(249)	(119)
Interest expense	5.9	19,054	16,964	10,738
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation) :
Other non-current assets		10,981	194	(2,303)
Long term contract liabilities	5.28	(5,241)	4,662	(674)
Long term refund liabilities	5.29	(154,833)	54,501	90,653
Other non-current liabilities and provisions		1,379	(3)	795
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory		84,224	(92,373)	(4,196)
Trade and other receivables		12,401	(21,349)	(24,023)
Contract liabilities	5.28	(114,603)	34,453	88,801
Refund liabilities	5.29	33,764	80,160	10,614
Trade and other payables and provisions		(14,053)	35,236	6,544
CASH GENERATED FROM OPERATIONS		(245,189)	78,532	139,759

Schedule of reconciliation of disposal of property, plant and equipment and intangible assets to proceeds from disposal of fixed assets
The following table shows the adjustments to reconcile profit/loss from the disposal of property, plant, equipment and intangible assets to proceeds from the disposal of fixed assets:

€ in thousand	Year ended December 31,
	2022	2021	2020
Net book value	46	46	34
Loss on disposal of fixed assets	(38)	(46)	(10)
PROCEEDS FROM DISPOSAL OF PROPERTY, PLANT, EQUIPMENT AND INTANGIBLE ASSETS	8	—	24

Disclosure of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were (or future cash flows will be) classified in the Group’s consolidated statement of cash flows as cash flows from financing activities. For development of lease liabilities, see Note 5.13.

(In € thousand)	Bank borrowings	Other loans	Total
BALANCE AS AT JANUARY 1, 2021	—	53,363	53,363
Repayments	—	(1,956)	(1,956)
Additions, net of transaction costs	—	859	859
Foreign exchange movements	—	3,998	3,998
Other changes[8]	—	1,570	1,570
BALANCE AS AT DECEMBER 31, 2021	—	57,834	57,834

BALANCE AS AT JANUARY 1, 2022	—	57,834	57,834
Repayments	—	(1,793)	(1,793)
Additions, net of transaction costs	—	39,331	39,331
Foreign exchange movements	—	2,073	2,073
Other changes[8]	—	1,362	1,362
BALANCE AS AT DECEMBER 31, 2022	—	98,806	98,806

[8]Other changes include interest accruals and payments.